Stock Based Compensation (RSU Activity) (Details) (Restricted Stock Units (RSUs) [Member], USD $)	12 Months Ended
Dec. 31, 2013
Restricted Stock Units (RSUs) [Member]
RSUs [Roll Forward]
RSUs	2,680,765
Granted	834,435
Vested	(974,476)
Forfeited	(196,043)
RSUs	2,344,681
Weighted Average Grant Date Fair Value [Abstract]
RSUs	$ 12.26
Granted	$ 16.32
Vested	$ 12.00
Weighted Average Grant Date Fair Value of RSUs forfeited	$ 13.47
RSUs	$ 13.71